Concentrations, Risks, and Uncertainties (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Concentrations, Risks, and Uncertainties [Abstract]
Schedule of Revenue Concentration

The Company has the following concentrations of business with each customer constituting greater than 10% of the Company's gross sales:

	For The Three Months Ended
	March 31,
	2014	2013

Customer A	99.98%	-
Customer B	-	37%
Customer C	-	37%
Customer D	-	26%

* Constitutes less than 10% of the Company's gross sales.

The Company has the following concentrations of business with each customer constituting greater than 10% of the Company's gross sales:

	For The Years Ended
	December 31,
	2013	2012

Customer A	34%		*
Customer B	15%		*
Customer C	*	86%

* Constitutes less than 10% of the Company's gross sales.